Schedule of Investments
September 30, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–89.73%
Denmark–0.86%
TCM Group A/S(a)	151,388	$1,319,189
France–28.77%
Claranova SE	465,372	1,218,753
Gerard Perrier Industrie S.A.	81,971	6,422,433
Groupe Gorge S.A.(b)	114,696	1,884,321
HEXAOM	132,990	2,175,954
Infotel S.A.	157,203	7,380,831
Kaufman & Broad S.A.	242,700	4,757,461
Linedata Services	195,459	6,638,936
Manutan International	46,230	2,716,721
Neurones	232,283	7,228,741
Totalenergies EP Gabon	26,924	3,934,607
		44,358,758
Georgia–2.77%
TBC Bank Group PLC	229,577	4,270,771
Germany–0.41%
MorphoSys AG(b)	31,430	633,396
Greece–1.79%
Karelia Tobacco Co., Inc. S.A.	10,265	2,767,853
Ireland–2.77%
Origin Enterprises PLC	1,210,635	4,265,238
Israel–5.77%
Hilan Ltd.	142,809	7,620,476
MIND C.T.I. Ltd.	609,450	1,273,751
		8,894,227
Italy–2.57%
Gruppo MutuiOnline S.p.A.	75,783	1,488,194
Technogym S.p.A.(a)	397,739	2,470,757
		3,958,951
Netherlands–1.50%
SBM Offshore N.V.	185,296	2,315,740
Norway–0.92%
Bouvet ASA	284,184	1,418,431
Poland–4.98%
LiveChat Software S.A.	131,000	2,872,151
Mo-BRUK S.A.	38,176	2,316,196
Warsaw Stock Exchange	378,420	2,493,872
		7,682,219
Portugal–0.88%
Conduril - Engenharia S.A.	46,308	1,361,525
Romania–4.23%
Fondul Proprietatea S.A.	18,836,533	6,517,208
Russia–0.00%
Globaltrans Investment PLC, GDR(a)(c)	548,600	0
Shares		Value
Singapore–0.76%
XP Power Ltd.	62,273	$1,167,173
Sweden–1.32%
Proact IT Group AB	287,095	2,041,244
Switzerland–3.32%
Carlo Gavazzi Holding AG, BR	9,525	2,598,375
Kardex Holding AG	19,018	2,517,372
		5,115,747
United Kingdom–25.09%
City of London Investment Group PLC	900,000	3,896,938
Clarkson PLC	188,808	5,509,750
DCC PLC	74,233	3,861,935
Diploma PLC	265,427	6,805,325
Eurocell PLC	721,500	1,097,011
IG Group Holdings PLC	555,264	4,710,286
Mortgage Advice Bureau Holdings Ltd.(d)	260,274	1,844,929
Renew Holdings PLC	860,626	5,470,196
SafeStyle UK PLC	4,465,000	1,335,488
Savills PLC	473,369	4,152,690
		38,684,548
United States–1.02%
Signify N.V.	61,051	1,580,064
Total Common Stocks & Other Equity Interests (Cost $145,291,076)		138,352,282
Money Market Funds–8.56%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(e)(f)	4,398,894	4,398,894
Invesco Liquid Assets Portfolio, Institutional Class, 2.90%(e)(f)	3,778,475	3,779,231
Invesco Treasury Portfolio, Institutional Class, 2.87%(e)(f)	5,027,307	5,027,307
Total Money Market Funds (Cost $13,203,895)		13,205,432
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-98.29% (Cost $158,494,971)		151,557,714
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.20%
Invesco Private Government Fund, 3.01%(e)(f)(g)	516,352	516,352
Invesco Private Prime Fund, 3.11%(e)(f)(g)	1,326,345	1,326,346
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,842,698)		1,842,698
TOTAL INVESTMENTS IN SECURITIES—99.49% (Cost $160,337,669)		153,400,412
OTHER ASSETS LESS LIABILITIES–0.51%		790,664
NET ASSETS–100.00%		$154,191,076

See accompanying notes which are an integral part of this schedule.
Invesco EQV European Small Company Fund

Investment Abbreviations:
BR	– Bearer Shares
GDR	– Global Depositary Receipt
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2022 was $3,789,946, which represented 2.46% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	All or a portion of this security was out on loan at September 30, 2022.
(e)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or is an "affiliated person" under the Investment Company Act of 1940, as amended (the “1940 Act”), which defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. For the Investments in Other Affiliates below, the Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,916,384	$15,347,165	$(14,864,655)	$-	$-	$4,398,894	$23,016
Invesco Liquid Assets Portfolio, Institutional Class	3,434,147	10,962,260	(10,617,610)	1,166	(732)	3,779,231	28,647
Invesco Treasury Portfolio, Institutional Class	4,475,867	17,539,617	(16,988,177)	-	-	5,027,307	36,154
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	34,852	5,253,895	(4,772,395)	-	-	516,352	4,016*
Invesco Private Prime Fund	81,321	12,568,286	(11,323,578)	-	317	1,326,346	10,694*
Investments in Other Affiliates:
MIND C.T.I. Ltd.**	3,770,995	-	(1,638,241)	(852,820)	(6,183)	1,273,751	182,814
Total	$15,713,566	$61,671,223	$(60,204,656)	$(851,654)	$(6,598)	$16,321,881	$285,341

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
**	As of September 30, 2022, this security was not considered as an affiliate of the Fund.

(f)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco EQV European Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Denmark	$—	$1,319,189	$—	$1,319,189
France	—	44,358,758	—	44,358,758
Georgia	—	4,270,771	—	4,270,771
Germany	—	633,396	—	633,396
Greece	—	2,767,853	—	2,767,853
Ireland	—	4,265,238	—	4,265,238
Israel	1,273,751	7,620,476	—	8,894,227
Italy	—	3,958,951	—	3,958,951
Netherlands	—	2,315,740	—	2,315,740
Norway	—	1,418,431	—	1,418,431
Poland	—	7,682,219	—	7,682,219
Portugal	1,361,525	—	—	1,361,525
Romania	—	6,517,208	—	6,517,208
Russia	—	—	0	0
Singapore	—	1,167,173	—	1,167,173
Sweden	—	2,041,244	—	2,041,244
Switzerland	—	5,115,747	—	5,115,747
United Kingdom	—	38,684,548	—	38,684,548
United States	—	1,580,064	—	1,580,064
Money Market Funds	13,205,432	1,842,698	—	15,048,130
Total Investments	$15,840,708	$137,559,704	$0	$153,400,412
Invesco EQV European Small Company Fund